June 28, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Gallery Trust Post-Effective Amendment No. 8 (File No. 333-206713) and Amendment No. 11 (File No. 811-23091) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, Gallery Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 8 and under the Investment Company Act of 1940, as amended, Amendment No. 11 (the “Filing”) to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing two new series to the Trust: Mondrian Emerging Markets Equity Fund and Mondrian International Government Fixed Income Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5620.

Very truly yours,

/s/ Leon E. Salkin

Leon E. Salkin

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001